As Filed with the Securities and Exchange Commission on April 30, 2008
Registration Nos. 333 - 103492
811 – 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☒ Post-Effective Amendment No. 6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 6

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA	73106
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	(405) 523-2000

Stephen P. Garrett	Copies to:
Senior Vice President and Chief Compliance Officer
American Fidelity Assurance Company	Jennifer Wheeler
2000 N. Classen Boulevard	McAfee & Taft
Oklahoma City, Oklahoma 73106	A Professional Corporation
(Name and Address of Agent for Service)	10th Floor, Two Leadership Square
Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐ on May 1, 2008 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

457(b) Group Variable Annuity

from

May 1, 2008

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2008

American Fidelity Separate Account C is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended. This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer. Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy. You have 17 investment options in the annuity — the Guaranteed Interest Account, which is a fixed investment option, and the following variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.®

American Century Variable Portfolios, Inc.

VP Balanced Fund

VP Capital Appreciation Fund

VP Income & Growth Fund

VP International Fund

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V. I. Fund

BlackRock Large Cap Growth V. I. Fund

BlackRock Value Opportunities V. I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund

Growth and Income Portfolio

International Value Portfolio

Dreyfus Investment Portfolios

Technology Growth Portfolio

Vanguard® Variable Insurance Fund

Total Bond Market Index Portfolio

Balanced Portfolio

Small Company Growth Portfolio

This prospectus contains important information about American Fidelity Separate Account C (“Separate Account C”) that participants should know before investing in the 457(b) Group Variable Annuity. Please keep this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2007 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at 800-662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus carefully and keep it for future reference.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

Account value: The value of your participant account during the accumulation phase.

Accumulation period: The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed). Until a participant begins receiving annuity payments, the participant’s annuity is in the accumulation phase.

Accumulation unit: The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase or period.

Annuitant: The person on whose life annuity payments are based.

Annuity: A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date: The date annuity payments begin.

Annuity options: The various methods available to select as pay-out plans for an annuitant’s annuity payments.

Annuity payments: Regular income payments you may receive from the policy during the annuity phase.

Annuity phase : The period during which we make annuity payments.

Eligible portfolios: Each sub-account invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

General account: Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options. We reserve the right to add, remove, or combine sub-accounts as eligible investment options.

Participant: A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

Participant account: The account we maintain for you as a participant, reflecting the accumulation units credited to you.

Plan: The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

Policy: The 457(b) Group Variable Annuity.

Policyholder: The owner of the policy, generally a state or local government employer or other identified on the application for which, and to whom, the policy is issued.

i

Policy year: The annual period that begins on the date of issue and each anniversary of that date. For purposes of determining a participant’s applicable withdrawal charges, this period begins with the participant effective date.

Portfolio companies: The companies offering the portfolios in which the sub-accounts invest.

Purchase payment: The money invested in the plan on behalf of a participant and allocated to a participant’s account.

Separate Account: Our separate account that provides the variable investment options. The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Sub-account: An investment division of Separate Account C. Each sub-account invests its assets in shares of a corresponding portfolio.

We, Us, Our: American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your: A participant in the 457(b) Group Variable Annuity; generally, an employee. Although we sometimes refer to “you” or a “participant” as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities. Each participant should review the terms of the policy to determine how it applies to him or her, individually.

ii

TABLE OF CONTENTS

Page

Summary	1
Fee Table	3
Condensed Financial Information	8
Revenue Sharing Arrangements	10
The 457(b) Group Variable Annuity	11
About the Participant Account	11
Receiving Payments from the Annuity	13
Investment Options	14
Expenses	17
Withdrawals	18
Death Benefit Amount	19
Taxes	19
Other Information	20
Table of Contents of the Statement of Additional Information	21

iii

SUMMARY

In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy. Please read the entire prospectus for more detailed information about the policy and Separate Account C. The policy is issued in connection with an eligible defined contribution plan pursuant to Section 457(b) of the Internal Revenue Code.

The 457(b) Group Variable Annuity. In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer. The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company. American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder. The policy covers all present and future participating employees of the policyholder. Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio.

We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans. Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period. During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution. Similarly, during the annuity period, earnings are taxed as income only upon distribution. Annuity payments under the policy will be paid on a fixed basis only.

The annuity period begins when the participant starts receiving regular payments from his or her participant account. Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period. Annuity payments and options are discussed elsewhere in this document.

Investment Options. When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable. A participant may allocate some or all of the money invested in his or her participant account to one or more of the eligible investment options. We reserve the right to add, combine or remove portfolios as eligible investment options. Currently, the eligible investment options include our fixed investment option, the Guaranteed Interest Account, and the sub-accounts listed below, each of which is a variable investment option:

American Fidelity Dual Strategy Fund, Inc.®

American Century Variable Portfolios, Inc. – VP Balanced Fund

American Century Variable Portfolios, Inc. – VP Capital Appreciation Fund

American Century Variable Portfolios, Inc. – VP Income & Growth Fund

American Century Variable Portfolios, Inc. – VP International Fund

BlackRock Variable Series Funds, Inc. – BlackRock Basic Value V. I. Fund

BlackRock Variable Series Funds, Inc. – BlackRock Large Cap Growth V. I. Fund

BlackRock Variable Series Funds, Inc. – BlackRock Value Opportunities V. I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund – Growth and Income Portfolio

Dreyfus Variable Investment Fund – International Value Portfolio

Dreyfus Investment Portfolios – Technology Growth Portfolio

Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio

Vanguard® Variable Insurance Fund – Balanced Portfolio

Vanguard® Variable Insurance Fund – Small Company Growth Portfolio

1

Each of the sub-accounts listed above invests in a corresponding portfolio. The portfolios offer professionally managed investment choices. A complete description of each of the portfolios can be found in the prospectus for that particular portfolio. Participants can make or lose money in the variable investment options, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which purchase payments are allocated. Please see the information that appears elsewhere in this document describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us; however, a participant may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

Taxes. The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution. Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an “eligible employer plan” or to an IRA in a direct rollover. The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

Withdrawals. A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply. Additionally, certain restrictions exist under federal tax law and participants must be eligible for withdrawal under the terms of the 457(b) plan. The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100. Withdrawals and charges that may apply to withdrawals are discussed elsewhere in this document.

Free Look. The policyholder may return the policy to us or to our agent within 20 days after it is delivered. If returned, the policy will be void from the beginning and we will refund the greater of: (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.

Questions. If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:

American Fidelity Assurance Company

Annuity Services Department

P.O. Box 25520

Oklahoma City, Oklahoma 73125-0520

Telephone: 800-662-1106

E-mail: va.help@af-group.com

2

FEE TABLE

The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy. The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

Policy Year	Withdrawal Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%

The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee(1)	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

_____________________________

(1)

We currently charge lower fees than the maximum allowed under the policy. The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

3

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you pay periodically while you own the policy. Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)	MINIMUM 0.16%	MAXIMUM 1.23%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®

Management Fees	0.50%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1) (2)

VP Balanced Fund

Management Fees	0.90%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.90%

VP Capital Appreciation Fund

Management Fees	1.00%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	1.00%

VP Income & Growth Fund

Management Fees	0.70%
Other Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	0.71%

VP International Fund

Management Fees	1.20%
Other Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	1.21%

BlackRock Variable Series Funds, Inc. (4)

BlackRock Basic Value V. I. Fund (5)

Management Fees	0.60%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.67%

BlackRock Large Cap Growth V. I. Fund (5)

Management Fees	0.65%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.76%

BlackRock Value Opportunities V. I. Fund (6)

Management Fees	0.75%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.85%

4

The Dreyfus Socially Responsible Growth Fund, Inc (7)

Management Fees	0.75%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.82%

The Dreyfus Stock Index Fund, Inc. (7)

Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

Dreyfus Variable Investment Fund (7)

Growth and Income Portfolio

Management Fees	0.75%
Other Expenses	0.06%
Acquired Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.82%

International Value Portfolio

Management Fees	1.00%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.19%

Dreyfus Investment Portfolios (7)

Technology Growth Portfolio

Management Fees	0.75%
Other Expenses	0.09%
Acquired Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.85%

Vanguard® Variable Insurance Fund

Balanced Portfolio

Management Fees	0.14%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.24%

Small Company Growth Portfolio

Management Fees	0.21%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.36%

Total Bond Market Index Portfolio

Management Fees	0.11%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.16%

____________________

(1)	American Century Variable Portfolios, Inc. – Share Class: I.
(2)

The fund pays its advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund’s most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as the fund’s assets increase, and increases as the fund’s assets decrease.

(3)

Other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and fees and expenses incurred by the fund as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

(4)	BlackRock Variable Series Funds, Inc. – Share Class: I.
(5)	Acquired Fund Fees and Expenses are less than 0.01%.
(6)

The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets given in the portfolio’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

(7)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios – Share Class: Initial.

5

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include the applicable withdrawal charge, separate account annual expenses and portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc.®	(a)	1,002.90	1,426.65	1,875.51	2,850.99
	(b)	202.90	626.65	1,075.51	2,317.54

American Century Variable Portfolios, Inc.
VP Balanced Fund	(a)	1,042.99	1,547.42	2,077.49	3,236.09
	(b)	242.99	747.42	1,277.49	2,723.56

VP Capital Appreciation Fund	(a)	1,052.99	1,577.39	2,127.34	3,329.76
	(b)	252.99	777.39	1,327.34	2,822.33

VP Income & Growth Fund	(a)	1,023.97	1,490.24	1,982.08	3,055.27
	(b)	223.97	690.24	1,182.08	2,532.91

VP International Fund	(a)	1,073.95	1,640.01	2,231.16	3,523.13
	(b)	273.95	840.01	1,431.16	3,026.25
BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V. I. Fund	(a)	1,019.96	1,478.16	1,961.87	3,016.72
	(b)	219.96	678.16	1,161.87	2,492.27

BlackRock Large Cap Growth V. I. Fund	(a)	1,028.98	1,505.32	2,007.28	3,103.22
	(b)	228.98	705.32	1,207.28	2,583.47

BlackRock Value Opportunities V. I. Fund	(a)	1,037.99	1,532.41	2,052.48	3,188.87
	(b)	237.99	732.41	1,252.48	2,673.77

The Dreyfus Socially Responsible Growth Fund, Inc.	(a)	1,034.99	1,523.39	2,037.43	3,160.42
	(b)	234.99	723.39	1,237.43	2,643.77

The Dreyfus Stock Index Fund, Inc.	(a)	979.77	1,356.53	1,757.45	2,621.79
	(b)	179.77	556.53	957.45	2,075.93

Dreyfus Variable Investment Fund
Growth and Income Portfolio	(a)	1,034.99	1,523.39	2,037.43	3,160.42
	(b)	234.99	723.39	1,237.43	2,643.77

International Value Portfolio	(a)	1,071.96	1,634.06	2,221.32	3,504.91
	(b)	271.96	834.06	1,421.32	3,007.03

6

Dreyfus Investment Portfolios
Technology Growth Portfolio	(a)	1,037.99	1,532.41	2,052.48	3,188.87
	(b)	237.99	732.41	1,252.48	2,673.77

Vanguard® Variable Insurance Fund
Balanced Portfolio	(a)	976.75	1,347.34	1,741.95	2,591.47
	(b)	176.75	547.34	941.95	2,043.97

Small Company Growth Portfolio	(a)	988.83	1,384.03	1,803.82	2,712.16
	(b)	188.83	584.03	1,003.82	2,171.20

Total Bond Market Index Portfolio	(a)	968.69	1,322.82	1,700.49	2,510.12
	(b)	168.69	522.82	900.49	1,958.22

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2007. Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

7

CONDENSED FINANCIAL INFORMATION

During the accumulation phase, we calculate the value of each policy owner’s share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2003 (when Separate Account C began operating as a registered unit investment trust) and (2) the year that the sub-account began operations. An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1(1)	Sub-account Unit Value at December 31	Number of Sub- account Units Outstanding at December 31

American Fidelity Dual Strategy Fund, Inc.®
2003	$ 10.848	$ 12.065	5,102
2004	$ 12.065	$ 12.856	15,137
2005	$ 12.856	$ 13.127	26,626
2006	$ 13.127	$ 14.211	38,578
2007	$ 14.211	$ 15.386	51,456
American Century Variable Portfolios, Inc. VP Balanced Fund
2003	$ 11.222	$ 12.050	820
2004	$ 12.050	$ 13.032	6,421
2005	$ 13.032	$ 13.471	17,427
2006	$ 13.471	$ 14.547	28,126
2007	$ 14.547	$ 15.038	40,095
VP Capital Appreciation Fund
2003	$ 10.851	$ 12.133	923
2004	$ 12.133	$ 12.859	2,341
2005	$ 12.859	$ 15.462	4,589
2006	$ 15.462	$ 17.855	7,214
2007	$ 17.855	$ 25.646	11,288
VP Income & Growth Fund
2003	$ 10.810	$ 12.281	972
2004	$ 12.281	$ 13.670	3,879
2005	$ 13.670	$ 14.090	8,937
2006	$ 14.090	$ 16.252	14,750
2007	$ 16.252	$ 15.999	19,390
VP International Fund
2003	$ 10.100	$ 11.937	303
2004	$ 11.937	$ 13.516	1,114
2005	$ 13.516	$ 15.079	2,880
2006	$ 15.079	$ 18.572	5,654
2007	$ 18.572	$ 21.600	13,952

__________________________

(1) For 2003, beginning of period is July 1, rather than January 1.

8

BlackRock Variable Series Funds, Inc. BlackRock Basic Value V.I. Fund
2003	$ 11.468	$ 13.676	3,445
2004	$ 13.676	$ 14.964	16,307
2005	$ 14.964	$ 15.174	36,213
2006	$ 15.174	$ 18.217	66,187
2007	$ 18.217	$ 18.272	105,514
BlackRock Large Cap Growth V. I. Fund
2007	$ 10.000	$ 9.878	4,996
BlackRock Value Opportunities V. I. Fund
2003	$ 11.552	$ 14.134	5,641
2004	$ 14.134	$ 16.009	21,889
2005	$ 16.009	$ 17.408	36,503
2006	$ 17.408	$ 19.347	63,467
2007	$ 19.347	$ 18.888	97,348
The Dreyfus Socially Responsible Growth Fund, Inc.
2003	$ 10.805	$ 12.173	1,281
2004	$ 12.173	$ 12.736	3,825
2005	$ 12.736	$ 13.000	7,787
2006	$ 13.000	$ 13.985	12,302
2007	$ 13.985	$ 14.849	17,374
The Dreyfus Stock Index Fund, Inc.
2003	$ 11.183	$ 12.656	7,355
2004	$ 12.656	$ 13.794	37,373
2005	$ 13.794	$ 14.226	80,858
2006	$ 14.226	$ 16.186	127,038
2007	$ 16.186	$ 16.783	186,205
Dreyfus Variable Investment Fund Growth and Income Portfolio
2003	$ 11.083	$ 12.490	1,740
2004	$ 12.490	$ 13.223	5,843
2005	$ 13.223	$ 13.463	9,796
2006	$ 13.463	$ 15.187	16,027
2007	$ 15.187	$ 16.225	23,164
International Value Portfolio
2003	$ 10.069	$ 12.741	970
2004	$ 12.741	$ 15.064	3,084
2005	$ 15.064	$ 16.604	7,865
2006	$ 16.604	$ 20.054	17,253
2007	$ 20.054	$ 20.576	32,755
Dreyfus Investment Portfolios Technology Growth Portfolio
2003	$ 9.877	$ 11.704	265
2004	$ 11.704	$ 11.583	1,642
2005	$ 11.583	$ 11.843	4,902
2006	$ 11.843	$ 12.169	10,467
2007	$ 12.169	$ 13.753	14,138

9

Vanguard® Variable Insurance Fund
Balanced Portfolio
2005	$ 10.000	$ 10.462	9,565
2006	$ 10.462	$ 11.848	49,569
2007	$ 11.848	$ 12.648	99,765
Small Company Growth Portfolio
2005	$ 10.000	$ 10.974	1,983
2006	$ 10.974	$ 11.915	10,312
2007	$ 11.915	$ 12.179	34,643
Total Bond Market Index Portfolio
2005	$ 10.000	$ 9.931	7,708
2006	$ 9.931	$ 10.205	15,850
2007	$ 10.205	$ 10.755	31,911

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as “revenue sharing.” Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.

In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below. We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %

BlackRock Advisors, LLC	0.10%

American Century Investment Services, Inc.	0.20% on assets over $10 million

The Dreyfus Corporation	0.15% on assets up to $25 million
0.20% on assets over $25 million

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THE 457(B) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code. American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company. Any present or future employee of the policyholder can become a participant by investing in the policy. Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant. American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant. The person upon whose life the annuity payments are based is called the annuitant. If the annuitant dies during the accumulation period, American Fidelity Assurance Company will pay a death benefit to a beneficiary.

Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan. All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant’s death. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

Although American Fidelity Assurance Company legally owns the underlying portfolios’ shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote. When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

Any changes to the policy must be made in writing and signed by an officer of American Fidelity Assurance Company.

ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

Money is invested in the policy when purchase payments are made. Purchase payments can only be made during the accumulation period. Except for the initial purchase payment, purchase payments will be credited to a participant’s account within one business day of receipt in our office. In accordance with the plan, the amount of a participant’s purchase payments may be increased, decreased or changed at any time. All payment allocations must be in whole percentages. Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount. A participant account will not lapse even if no purchase payments are made during a policy year.

Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days. If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information.

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Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

American Fidelity Assurance Company allocates purchase payments to each participant’s account as instructed by the policyholder, in accordance with the terms of the plan. Subsequent purchase payments will be allocated in the same manner unless we receive other instructions. The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit. Every purchase payment increases the number of accumulation units in a participant’s account. To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments. Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

•

dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and

•	subtracting from that amount any mortality and expense risk, administrative, and distribution expense charges.

The value of an accumulation unit relating to any sub-account may go up or down from day to day. If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments. (This is not true if a participant invests solely in the Guaranteed Interest Account.) The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that portfolio. When a withdrawal is made, the number of accumulation units in the participant account will decrease. For more information about withdrawals, see the “Withdrawals” information that appears elsewhere in this document.

The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

On Thursday, we receive an additional purchase payment of $100 designated to a participant account. The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund, Inc. sub-account.

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Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity. We must be notified of the desired annuity date at least 30 days before annuity payments begin.

The earliest annuity date that may be requested for commencement of a participant’s annuity payments is 30 days after a participant’s effective date. If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70½, whichever comes later. Otherwise, the annuity date may not be later than the annuitant’s 85th birthday or the maximum date permitted under state law, whichever is earlier. This annuity date may be changed by written request any time before the original annuity date, and at least 30 days before the new annuity date. Please read the plan for other information related to distributions.

The duration of a participant’s annuity period will impact the amount of the participant’s monthly annuity payments. Choosing an early annuity date may increase the duration of a participant’s annuity period, which will decrease the amount of the participant’s monthly annuity payments. Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.

Selecting an Annuity Option

Four annuity payment options are available under the policy. In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee’s date of birth.

As permitted by the plan, one of the following annuity options may be chosen. If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below. We may make other annuity options available from time to time. After annuity payments begin, the annuity option cannot be changed.

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OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods

We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity

We will make monthly payments during the joint lifetime of two people, usually husband and wife. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.

If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years.

Annuity Payments

Annuity payments are paid in monthly installments and will be paid on a fixed basis only. The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due. The participant’s adjusted account value will be applied to the applicable annuity table based on the annuity option selected. The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied. The guaranteed interest rate on all options is 3% compounded annually. We may suspend, defer, or postpone annuity payments as described elsewhere in this document.

INVESTMENT OPTIONS

When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C’s sub-accounts, or both. Each of the sub-accounts corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc. ® (Call 800-662-1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Quest Investment Management, Inc., The Renaissance Group, LLC, Todd Investment Advisors, Inc., and WEDGE Capital Management LLP

American Century Variable Portfolios, Inc.

Portfolios available under 457(b) Group Variable Annuity policy:

•        VP Balanced Fund

•        VP Capital Appreciation Fund

•        VP Income & Growth Fund

•        VP International Fund

(Call 800-345-6488 to request portfolio prospectus)

Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.

Advisor for VP Balanced Fund, VP Capital Appreciation Fund, and VP Income & Growth Fund: American Century Investment Management, Inc.

Advisor for VP International Fund: American Century Global Investment Management, Inc.

Sub-Advisor: None

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BlackRock Variable Series Funds, Inc.

Portfolios available under 457(b) Group Variable Annuity policy:

•        BlackRock Basic Value V. I. Fund

•        BlackRock Large Cap Growth V. I. Fund

•        BlackRock Value Opportunities V. I. Fund

(Call 1-800-441-7762 to request portfolio prospectus)

	Open-end, management investment company offering one or more separate funds available under the 457(b) Group Variable Annuity.	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: Mellon Capital Management
The Dreyfus Stock Index Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: Mellon Capital Management Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)

Dreyfus Variable Investment Fund

Portfolios available under 457(b) Group Variable Annuity policy:

•        Growth and Income Portfolio

•        International Value Portfolio

(Call 800-554-4611 to request portfolio prospectus)

	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: The Dreyfus Corporation Sub-Advisor: The Boston Company Asset Management, LLC
Dreyfus Investment Portfolios Portfolio available under 457(b) Group Variable Annuity policy: • Technology Growth Portfolio (Call 800-554-4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: The Dreyfus Corporation Sub-Advisor: The Boston Company Asset Management, LLC

Vanguard® Variable Insurance Fund

Portfolios available under 457(b) Group Variable Annuity policy:

•      Total Bond Market Index Portfolio

•      Balanced Portfolio

•      Small Company Growth Portfolio

(Call 800-210-6348 to request portfolio prospectus)

Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.

Advisor of Vanguard VIF Total Bond Market Index Portfolio: The Vanguard Group

Advisor of Vanguard VIF Balanced Portfolio: Wellington Management Company, LLC

Advisors of Vanguard VIF Small Company Growth Portfolio: Granahan Investment Management, Inc., and Vanguard Quantitative Equity Group

Sub-Advisors: None

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets, which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios. You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the preceding table. You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.

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Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity. If we decide to make a substitution, we will give you notice of our intention.

Transfers

Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. We will not be liable for transfers made at a participant’s or a policyholder’s direction. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as the source of a transfer. By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation period. Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.

Asset Rebalancing

After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift. At the participant’s direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations. If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year. Asset rebalancing is only available in the accumulation period.

If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent

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transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•

We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•

We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile, and, when available, electronic transfers through our website. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•

If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

We plan to enact a system in the near future to allow participants to make inter-fund transfers online. Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers. We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES

Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant’s investment return. You should carefully read this section for information about these expenses.

Insurance Charges

We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account. We deduct the insurance charges when we calculate the value of the accumulation units. The insurance charges include:

•	mortality and expense risk;
•	administrative charge; and
•	distribution expense.

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Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge. The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio. This charge is for all the expenses associated with the policy’s administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge. The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals made may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the 457(b) Group Variable Annuity. The withdrawal charge is a percentage of the amount withdrawn, as shown in the Fee Table that appears elsewhere in this document. We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. No withdrawal charge will be applied when a death benefit is paid.

Portfolio Company Expenses

In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolio companies. These deductions and expenses are described in the prospectuses for those companies.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes that we incur as a result of the policy. Currently, we are not making any such deductions.

WITHDRAWALS

If a policyholder’s plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments. After we begin making annuity payments, no withdrawals or redemptions may be made.

Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan. The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, if applicable and any taxes due will be deducted from the amount withdrawn before the participant receives it. We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant’s investment options. If a participant does not want the withdrawal to come from each of his or her

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investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept. We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100. We will mail any payment within three to five business days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described elsewhere in this document. Income taxes and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in a participant’s account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. A participant’s request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

Payments for accumulation units redeemed will be mailed within three to five business days after we receive request that is in good order; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Additionally, we may suspend, defer, or delay payments as described elsewhere in this document.

DEATH BENEFIT AMOUNT

The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.

Death of Participant Before the Annuity Date

If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.

Death of Annuitant After the Annuity Date

If an annuitant dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

TAXES

The following general tax discussion is not intended as tax advice. Participants should consult their own tax advisors about their circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

The rules of the Internal Revenue Code of 1986, as amended (the “Code”), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an “Eligible 457(b) Plan”). The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs. Taxes will be due on the amount of any distribution as it is paid to you. If the distribution is an “eligible rollover distribution” as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan. You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

The Code limits distributions from a 457(b) plan. Distributions can only be made:

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•	beginning with the calendar year in which the participant attains age 70½;
•	when a participant has a severance of employment;
•	when a participant dies; or
•	when a participant is faced with an “unforeseeable emergency” (as defined in the plan, pursuant to the Code and Treasury Regulations).

An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code. These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant’s attainment of age 70½ or the participant’s retirement. The distributions are calculated based on the value of the participant’s account and the participant’s age.

Diversification

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.

Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account C

We established Separate Account C under Oklahoma insurance law on June 4, 2002 to hold the assets that underlie the 457(b) Group Variable Annuity. Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into 16 sub-accounts.

We hold Separate Account C’s assets in our name on behalf of Separate Account C, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any

20

other business that we conduct. All of the income, gains, and losses (realized or unrealized) that result from the Separate Account’s assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses. We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account C’s financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

Page
General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Offering of the 457(b) Group Variable Annuity	3
Fixed Annuity Payout	3
Underwriter	3
Custodian and Independent Registered Public Accounting Firm	3
Investment Consultant	4
Legal Opinion	4
Financial Statements	4

21

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

[ ] 457(b) Group Variable Annuity	[ ] The Dreyfus Socially Responsible Growth Fund, Inc.
[ ] American Fidelity Dual Strategy Fund, Inc. ®	[ ] The Dreyfus Stock Index Fund, Inc.
[ ] American Century Variable Portfolios, Inc.	[ ] Dreyfus Variable Investment Fund
[ ] BlackRock Variable Series Funds, Inc.	[ ] Dreyfus Investment Portfolios
[ ] Vanguard® Variable Insurance Fund

Name	________________________________________________________________
(please print)

Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2008 for the 457(b) Group Variable Annuity.

The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800-662-1106	va.help@af-group.com

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

TABLE OF CONTENTS

Page
General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Offering of the 457(b) Group Variable Annuity	3
Fixed Annuity Payout	3
Underwriter	3
Custodian and Independent Registered Public Accounting Firm	3
Investment Consultant	4
Legal Opinion	4
Financial Statements	4

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

GENERAL INFORMATION AND HISTORY OF

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following description is based on American Fidelity Assurance Company’s understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. You are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the “Code”). For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457 plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits. A distribution may be converted directly to a Roth IRA, but will be subject to federal income tax. You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered “eligible rollover distributions.” The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution. Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount

2

of any tax owed. Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over. Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department. An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an “eligible retirement plan” if the rollover is completed within 60 days of receipt of the eligible rollover distribution by the participant. An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income. Any federal income tax withheld will be applied against the participant’s federal income tax liability for the year of distribution and is available for refund. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions Attributed to Rollovers

Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan if received by the participant before the age of 59½ except by reason of death, disability, or as part of a series of payments for life or life expectancy or other exceptions which may apply.

OFFERING OF THE 457(b) GROUP VARIABLE ANNUITY

American Fidelity Separate Account C offers the 457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

FIXED ANNUITY PAYOUT

The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected. The fixed annuity provides an annual guaranteed interest rate on all annuity options.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2007, 2006 and 2005 were $15,537, $12,036, and $8,536, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books, and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

The financial statements of American Fidelity Separate Account C and American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in its reports appearing below. KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.

3

INVESTMENT CONSULTANT

Asset Services Company, L.L.C., 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account C and American Fidelity Assurance Company. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company pays any compensation payable to Asset Services for services provided to Separate Account C. No such compensation was paid to Asset Services during the last three years.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account C and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

4

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Statements

December 31, 2007

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

Board of Directors

American Fidelity Assurance Company, and

Contract Owners

American Fidelity Separate Account C:

We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Large Cap Growth V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International Value, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account C’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2007 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 28, 2008

Oklahoma City, Oklahoma

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth
Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (8,459 shares at net asset value of $30.50 per share) (cost $223,627)	$257,992

Dreyfus Stock Index Fund (83,560 shares at net asset value of $37.40 per share) (cost $2,779,514)		3,125,129

Dreyfus Variable Investment Funds:
Growth and Income Portfolio (14,779 shares at net asset value of $25.43 per share) (cost $332,383)			375,834

Small Company Stock Portfolio (0 shares at net asset value of $0 per share) (cost $0)				—

International Value Portfolio (38,666 shares at net asset value of $17.43 per share) (cost $672,961)					673,951

Dreyfus Investment Portfolios:
Technology Growth Portfolio (17,954 shares at net asset value of $10.83 per share) (cost $178,448)						194,445

Total assets	257,992	3,125,129	375,834	—	673,951	194,445

Total liabilities	—	—	—	—	—	—

Net assets	$257,992	3,125,129	375,834	—	673,951	194,445

Accumulation units outstanding	17,374	186,205	23,164	—	32,755	14,138

Net asset value per unit	$14.849	16.783	16.225	—	20.576	13.753

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (96,219 shares at net asset value of $19.11 per share) (cost $2,316,691)	$1,838,744

Basic Value V.I. Fund (139,102 shares at net asset value of $13.86 per share) (cost $2,172,788)		1,927,947

Large Cap Growth V.I. Fund (3,882 shares at asset value of $12.71 per share) (cost $49,607)			49,346

Total assets	1,838,744	1,927,947	49,346

Total liabilities	—	—	—

Net assets	$1,838,744	1,927,947	49,346

Accumulation units outstanding	97,348	105,514	4,996

Net asset value per unit	$18.888	18.272	9.878

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Investments:
American Century Variable Portfolios:
VP Balanced (82,257 shares at net asset value of $7.33 per share) (cost $590,635)	$602,944

VP Capital and Appreciation (18,116 shares at net asset value of $15.98 per share) (cost $186,580)		289,492

VP Income and Growth (36,669 shares at net asset value of $8.46 per share) (cost $287,335)			310,219

VP Ultra (0 shares at net asset value of $0 per share) (cost $0)				—

VP International Value (25,411 shares at net asset value of $11.86 per share) (cost $258,328)					301,370

American Fidelity Dual Strategy Fund, Inc. (64,829 shares at net asset value of $12.212 per share) (cost $687,327)						791,694

Total assets	602,944	289,492	310,219	—	301,370	791,694

Total liabilities	—	—	—	—	—	—

Net assets	$602,944	289,492	310,219	—	301,370	791,694

Accumulation units outstanding	40,095	11,288	19,390	—	13,952	51,456

Net asset value per unit	$15.038	25.646	15.999	—	21.600	15.386

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Investments:
Vanguard Total Bond Market Index (29,741 shares at net asset value of $11.54 per share) (cost $330,654)	$343,209

Vanguard Balanced (60,780 shares at net asset value of $20.76 per share) (cost $1,207,043)		1,261,795

Vanguard Small Company (23,247 shares at net asset value of $18.15 per share) (cost $440,410)			421,927

Total assets	343,209	1,261,795	421,927

Total liabilities	—	—	—

Net assets	$343,209	1,261,795	421,927

Accumulation units outstanding	31,911	99,765	34,643

Net asset value per unit	$10.755	12.648	12.179

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$1,030	47,901	2,473	—	6,715	—

Less expenses:
Mortality and risk	2,742	33,200	3,913	562	6,555	2,124
Administration	329	3,984	469	68	787	255
Distribution	220	2,656	313	45	524	170

Total expenses	3,291	39,840	4,695	675	7,866	2,549

Net investment income (loss)	(2,261)	8,061	(2,222)	(675)	(1,151)	(2,549)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	12,819	—	53,937	—

Proceeds from sales	5,445	40,661	4,675	198,374	11,852	157,145
Cost of investments sold	5,277	39,906	4,557	186,885	12,169	145,793
	168	755	118	11,489	(317)	11,352

Net realized gains (losses) on investments	168	755	12,937	11,489	53,620	11,352

Unrealized appreciation (depreciation) on investments,
end of year	34,365	345,615	43,451	—	990	15,996
Unrealized appreciation (depreciation) on investments,
beginning of year	20,348	283,793	34,928	1,649	48,330	8,669

Change in unrealized appreciation (depreciation) on investments	14,017	61,822	8,523	(1,649)	(47,340)	7,327

Net increase (decrease) in net assets from operations	$11,924	70,638	19,238	9,165	5,129	16,130

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.
Net investment income (loss):
Investment income distribution from underlying mutual fund	$ 5,826	30,217	141

Less expenses:
Mortality and risk	20,045	20,372	212
Administration	2,405	2,444	25
Distribution	1,604	1,630	17

Total expenses	24,054	24,446	254

Net investment income (loss)	(18,228)	5,771	(113)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	318,667	249,718	—

Proceeds from sales	17,075	18,244	—
Cost of investments sold	17,096	17,849	—
	(21)	395	—

Net realized gains (losses) on investments	318,646	250,113	—

Unrealized appreciation (depreciation) on investments,
end of year	(477,947)	(244,841)	(261)
Unrealized appreciation (depreciation) on investments,
beginning of year	(113,594)	33,598	—

Change in unrealized appreciation (depreciation) on investments	(364,353)	(278,439)	(261)

Net increase (decrease) in net assets from operations	$ (63,935)	(22,555)	(374)

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Net investment income (loss):
Investment income distribution from underlying mutual fund	$9,186	—	4,717	—	831	9,399

Less expenses:
Mortality and risk	6,398	2,531	3,584	1,521	2,210	8,545
Administration	767	304	430	183	265	1,025
Distribution	512	202	287	122	177	684

Total expenses	7,677	3,037	4,301	1,826	2,652	10,254

Net investment income (loss)	1,509	(3,037)	416	(1,826)	(1,821)	(855)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	22,366	—	—	—	—	—

Proceeds from sales	1,119	2,102	45,007	284,539	20,887	49,125
Cost of investments sold	1,094	1,992	38,026	257,988	18,513	42,011
	25	110	6,981	26,551	2,374	7,114

Net realized gains (losses) on investments	22,391	110	6,981	26,551	2,374	7,114

Unrealized appreciation (depreciation) on investments,
end of year	12,309	102,912	22,884	—	43,042	104,367
Unrealized appreciation (depreciation) on investments,
beginning of year	21,537	29,233	36,425	4,126	21,878	60,929

Change in unrealized appreciation (depreciation) on investments	(9,228)	73,679	(13,541)	(4,126)	21,164	43,438

Net increase (decrease) in net assets from operations	$14,672	70,752	(6,144)	20,599	21,717	49,697

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company
Net investment income (loss):
Investment income distribution from underlying mutual fund	$8,959	20,955	1,037

Less expenses:
Mortality and risk	3,244	11,866	3,488
Administration	389	1,424	419
Distribution	260	949	279

Total expenses	3,893	14,239	4,186

Net investment income (loss)	5,066	6,716	(3,149)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	31,610	18,310

Proceeds from sales	3,030	50,848	2,414
Cost of investments sold	3,035	49,249	2,421
	(5)	1,599	(7)

Net realized gains (losses) on investments	(5)	33,209	18,303

Unrealized appreciation (depreciation) on investments,
end of year	12,555	54,752	(18,483)
Unrealized appreciation (depreciation) on investments,
beginning of year	2,579	39,232	1,690

Change in unrealized appreciation (depreciation) on investments	9,976	15,520	(20,173)

Net increase (decrease) in net assets from operations	$15,037	55,445	(5,019)

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,261)	8,061	(2,222)	(675)	(1,151)	(2,549)
Net realized gains (losses) on investments	168	755	12,937	11,489	53,620	11,352
Unrealized appreciation (depreciation) during the year	14,017	61,822	8,523	(1,649)	(47,340)	7,327

Net increase (decrease) in net assets from operations	11,924	70,638	19,238	9,165	5,129	16,130

Contract transactions:
Net purchase payments received (note 3)	81,403	1,120,468	121,765	19,966	347,084	213,647
Withdrawal of funds (notes 2 and 3)	(7,379)	(122,261)	(8,575)	(204,417)	(24,255)	(162,699)

Net increase (decrease) in net assets from contract transactions	74,024	998,207	113,190	(184,451)	322,829	50,948

Increase (decrease) in net assets	85,948	1,068,845	132,428	(175,286)	327,958	67,078

Net assets, beginning of year	172,044	2,056,284	243,406	175,286	345,993	127,367

Net assets, end of year	$257,992	3,125,129	375,834	—	673,951	194,445

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,228)	5,771	(113)
Net realized gains (losses) on investments	318,646	250,113	—
Unrealized appreciation (depreciation) during the year	(364,353)	(278,439)	(261)

Net increase (decrease) in net assets from operations	(63,935)	(22,555)	(374)

Contract transactions:
Net purchase payments received (note 3)	763,559	803,563	49,720
Withdrawal of funds (notes 2 and 3)	(88,786)	(58,783)	—

Net increase (decrease) in net assets from contract transactions	674,773	744,780	49,720

Increase (decrease) in net assets	610,838	722,225	49,346

Net assets, beginning of year	1,227,906	1,205,722	—

Net assets, end of year	$1,838,744	1,927,947	49,346

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,509	(3,037)	416	(1,826)	(1,821)	(855)
Net realized gains (losses) on investments	22,391	110	6,981	26,551	2,374	7,114
Unrealized appreciation (depreciation) during the year	(9,228)	73,679	(13,541)	(4,126)	21,164	43,438

Net increase (decrease) in net assets from operations	14,672	70,752	(6,144)	20,599	21,717	49,697

Contract transactions:
Net purchase payments received (note 3)	190,394	92,883	125,604	64,740	197,492	255,464
Withdrawal of funds (notes 2 and 3)	(11,278)	(2,954)	(48,965)	(292,083)	(22,841)	(61,709)

Net increase (decrease) in net assets from contract transactions	179,116	89,929	76,639	(227,343)	174,651	193,755

Increase (decrease) in net assets	193,788	160,681	70,495	(206,744)	196,368	243,452

Net assets, beginning of year	409,156	128,811	239,724	206,744	105,002	548,242

Net assets, end of year	$602,944	289,492	310,219	—	301,370	791,694

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,066	6,716	(3,149)
Net realized gains (losses) on investments	(5)	33,209	18,303
Unrealized appreciation (depreciation) during the year	9,976	15,520	(20,173)

Net increase (decrease) in net assets from operations	15,037	55,445	(5,019)

Contract transactions:
Net purchase payments received (note 3)	171,339	703,860	314,295
Withdrawal of funds (notes 2 and 3)	(4,914)	(84,815)	(10,220)

Net increase (decrease) in net assets from contract transactions	166,425	619,045	304,075

Increase (decrease) in net assets	181,462	674,490	299,056

Net assets, beginning of year	161,747	587,305	122,871

Net assets, end of year	$343,209	1,261,795	421,927

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,883)	4,087	(1,273)	(2,197)	(997)	(1,337)
Net realized gains (losses) on investments	112	7,844	(20)	15,757	13,492	(118)
Unrealized appreciation (depreciation) during the year	12,797	207,156	25,435	(2,046)	30,340	4,287

Net increase (decrease) in net assets from operations	11,026	219,087	24,142	11,514	42,835	2,832

Contract transactions:
Net purchase payments received (note 3)	64,060	859,369	92,886	59,553	187,607	81,750
Withdrawal of funds (notes 2 and 3)	(4,269)	(172,477)	(5,499)	(6,877)	(15,043)	(15,263)

Net increase in net assets from contract transactions	59,791	686,892	87,387	52,676	172,564	66,487

Increase in net assets	70,817	905,979	111,529	64,190	215,399	69,319

Net assets, beginning of year	101,227	1,150,305	131,877	111,096	130,594	58,048

Net assets, end of year	$172,044	2,056,284	243,406	175,286	345,993	127,367

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
	Value
	Opportunities	Basic
	V.I.	Value V.I.

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,437)	5,929
Net realized gains (losses) on investments	198,885	120,367
Unrealized appreciation (depreciation) during the year	(96,749)	37,862

Net increase (decrease) in net assets from operations	91,699	164,158

Contract transactions:
Net purchase payments received (note 3)	565,860	531,876
Withdrawal of funds (notes 2 and 3)	(65,104)	(39,816)

Net increase in net assets from contract transactions	500,756	492,060

Increase in net assets	592,455	656,218

Net assets, beginning of year	635,451	549,504

Net assets, end of year	$1,227,906	1,205,722

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$296	(1,465)	(88)	(2,477)	(200)	(564)
Net realized gains (losses) on investments	17,889	216	2,148	178	137	2,706
Unrealized appreciation (depreciation) during the year	9,404	15,556	27,266	(3,498)	15,503	34,629

Net increase (decrease) in net assets from operations	27,589	14,307	29,326	(5,797)	15,440	36,771

Contract transactions:
Net purchase payments received (note 3)	172,756	45,592	100,208	106,971	49,642	208,895
Withdrawal of funds (notes 2 and 3)	(25,948)	(2,043)	(15,731)	(15,536)	(3,510)	(46,956)

Net increase in net assets from contract transactions	146,808	43,549	84,477	91,435	46,132	161,939

Increase in net assets	174,397	57,856	113,803	85,638	61,572	198,710

Net assets, beginning of year	234,759	70,955	125,921	121,106	43,430	349,532

Net assets, end of year	$409,156	128,811	239,724	206,744	105,002	548,242

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,041	206	(734)
Net realized gains (losses) on investments	3	6,077	3,767
Unrealized appreciation (depreciation) during the year	2,039	36,436	903

Net increase (decrease) in net assets from operations	4,083	42,719	3,936

Contract transactions:
Net purchase payments received (note 3)	82,154	460,800	98,356
Withdrawal of funds (notes 2 and 3)	(1,040)	(16,280)	(1,188)

Net increase in net assets from contract transactions	81,114	444,520	97,168

Increase in net assets	85,197	487,239	101,104

Net assets, beginning of year	76,550	100,066	21,767

Net assets, end of year	$161,747	587,305	122,871

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	Socially Responsible Growth
	2007	2006	2005	2004	2003
Net assets	$257,992	172,044	101,227	48,716	15,598
Accumulation unit value	$14.849	13.985	13.000	12.736	12.173
Number of accumulation units outstanding	17,374	12,302	7,787	3,825	1,281
Investment income as a percent of average net assets	0.47%	0.09%	0.00%	0.65%	0.27%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	6.18%	7.58%	2.07%	4.62%	24.23%

	Stock Index
	2007	2006	2005	2004	2003
Net assets	$3,125,129	2,056,284	1,150,305	515,522	93,085
Accumulation unit value	$16.783	16.186	14.226	13.794	12.656
Number of accumulation units outstanding	186,205	127,038	80,858	37,373	7,355
Investment income as a percent of average net assets	1.81%	1.76%	1.79%	2.44%	1.87%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	3.69%	13.78%	3.13%	8.99%	(26.46)%

	Growth and Income
	2007	2006	2005	2004	2003
Net assets	$375,834	243,406	131,877	77,260	21,732
Accumulation unit value	$16.225	15.187	13.463	13.223	12.490
Number of accumulation units outstanding	23,164	16,027	9,796	5,843	1,740
Investment income as a percent of average net assets	0.79%	0.80%	1.45%	1.54%	1.06%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	6.83%	12.81%	1.82%	5.87%	(24.70)%

	Small Company Stock
	2007	2006	2005	2004	2003
Net assets	$—	175,286	111,096	38,956	8,274
Accumulation unit value	$—	17.450	15.963	16.059	13.754
Number of accumulation units outstanding	—	10,045	6,960	2,426	602
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.05%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	***	9.32%	(0.60)%	16.76%	(40.84)%

	International Value
	2007	2006	2005	2004	2003
Net assets	$673,951	345,993	130,594	46,450	12,355
Accumulation unit value	$20.576	20.054	16.604	15.064	12.741
Number of accumulation units outstanding	32,755	17,253	7,865	3,084	970
Investment income as a percent of average net assets	1.28%	1.05%	0.00%	1.47%	1.87%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	2.60%	20.78%	10.22%	18.23%	34.33%

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	Technology Growth
	2007	2006	2005	2004	2003
Net assets	$194,445	127,367	58,048	19,020	3,097
Accumulation unit value	$13.753	12.169	11.843	11.583	11.704
Number of accumulation units outstanding	14,138	10,467	4,902	1,642	265
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	13.02%	2.74%	2.24%	(1.03)%	48.71%

	Value Opportunities V.I.
	2007	2006	2005	2004	2003
Net assets	$1,838,744	1,227,906	635,451	350,437	79,730
Accumulation unit value	$18.888	19.347	17.408	16.009	14.134
Number of accumulation units outstanding	97,348	63,467	36,503	21,889	5,641
Investment income as a percent of average net assets	0.37%	0.37%	0.34%	0.00%	0.15%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	(2.37)%	11.14%	8.74%	13.27%	(40.78)%

	Basic Value V.I.
	2007	2006	2005	2004	2003
Net assets	$1,927,947	1,205,722	549,504	244,012	47,107
Accumulation unit value	$18.272	18.217	15.174	14.964	13.676
Number of accumulation units outstanding	105,514	66,187	36,213	16,307	3,445
Investment income as a percent of average net assets	1.87%	2.20%	1.96%	2.07%	2.40%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	0.30%	20.05%	1.40%	9.42%	31.24%

	Large Cap Growth V.I.
	2007*	2006	2005	2004	2003
Net assets	$49,346	—	—	—	—
Accumulation unit value	$9.878	—	—	—	—
Number of accumulation units outstanding	4,996	—	—	—	—
Investment income as a percent of average net assets	0.49%	—	—	—	—
Expenses as a percent of average net assets	1.50%	—	—	—	—
Total return	9.74%	—	—	—	—

	VP Balanced
	2007	2006	2005	2004	2003
Net assets	$602,944	409,156	234,759	83,674	9,878
Accumulation unit value	$15.038	14.547	13.471	13.032	12.050
Number of accumulation units outstanding	40,095	28,126	17,427	6,421	820
Investment income as a percent of average net assets	1.80%	1.60%	1.26%	0.73%	0.04%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	3.38%	7.99%	3.37%	8.15%	20.54%

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	VP Capital Appreciation
	2007	2006	2005	2004	2003
Net assets	$289,492	128,811	70,955	30,108	11,197
Accumulation unit value	$25.646	17.855	15.462	12.859	12.133
Number of accumulation units outstanding	11,288	7,214	4,589	2,341	923
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	43.63%	15.48%	20.24%	5.98%	18.68%

	VP Income and Growth
	2007	2006	2005	2004	2003
Net assets	$310,219	239,724	125,921	53,032	11,937
Accumulation unit value	$15.999	16.252	14.090	13.670	12.281
Number of accumulation units outstanding	19,390	14,750	8,937	3,879	972
Investment income as a percent of average net assets	1.66%	1.46%	1.44%	0.86%	0.29%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	(1.56)%	15.34%	3.07%	11.31%	27.49%

	VP Ultra
	2007	2006	2005	2004	2003
Net assets	$—	206,744	121,106	45,814	4,186
Accumulation unit value	$—	12.281	12.889	12.806	11.746
Number of accumulation units outstanding	—	16,835	9,396	3,578	356
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	***	(4.72)%	0.65%	9.02%	23.10%

	VP International Value
	2007	2006	2005	2004	2003
Net assets	$301,370	105,002	43,430	15,051	3,620
Accumulation unit value	$21.600	18.572	15.079	13.516	11.937
Number of accumulation units outstanding	13,952	5,654	2,880	1,114	303
Investment income as a percent of average net assets	0.47%	1.21%	0.80%	0.34%	0.45%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	16.30%	23.16%	11.56%	13.23%	22.71%

	Dual Strategy Fund
	2007	2006	2005	2004	2003
Net assets	$791,694	548,242	349,532	194,599	61,554
Accumulation unit value	$15.386	14.211	13.127	12.856	12.065
Number of accumulation units outstanding	51,456	38,578	26,626	15,137	5,102
Investment income as a percent of average net assets	1.38%	1.37%	1.50%	1.39%	2.03%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	8.27%	8.26%	2.11%	6.56%	23.52%

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	Total Bond Market Index
	2007	2006	2005**	2004	2003
Net assets	$343,209	161,747	76,550	—	—
Accumulation unit value	$10.755	10.205	9.931	—	—
Number of accumulation units outstanding	31,911	15,850	7,708	—	—
Investment income as a percent of average net assets	3.47%	3.26%	0.00%	—	—
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	—	—
Total return	5.39%	2.76%	(0.69)%	—	—

	VNG Balanced
	2007	2006	2005**	2004	2003
Net assets	$1,261,795	587,305	100,066	—	—
Accumulation unit value	$12.648	11.848	10.462	—	—
Number of accumulation units outstanding	99,765	49,569	9,565	—	—
Investment income as a percent of average net assets	2.23%	1.57%	0.00%	—	—
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	—	—
Total return	6.75%	13.25%	4.62%	—	—

	VNG Small Company
	2007	2006	2005**	2004	2003
Net assets	$421,927	122,871	21,767	—	—
Accumulation unit value	$12.179	11.915	10.974	—	—
Number of accumulation units outstanding	34,643	10,312	1,983	—	—
Investment income as a percent of average net assets	0.38%	0.21%	0.00%	—	—
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	—	—
Total return	2.22%	8.57%	9.74%	—	—

*	This segregated subaccount was added as an investment option on May 1, 2007. Investment income and expense ratios are annualized and total return is not annualized.

**	These segregated subaccounts were added as investment options on May 1, 2005. Investment income and expense ratios are annualized and total return is not annualized.

***	Total return is not presented as these segregated subaccounts were terminated on May 1, 2007.

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2007

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced on September 2, 2002.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

Effective May 1, 2005, Account C added Total Bond Market, VNG Balanced, and VNG Small Company segregated subaccounts as options available to the contract owners. Effective May 1, 2007, Account C added Large Cap Growth V.I. segregated subaccount and discontinued VP Ultra and Small Company Stock segregated subaccounts as options available to contract owners.

One of Account C’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

(c)	Income Taxes

Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account C’s net increase in net assets from operations is not expected to result in taxable income under present regulations. Account C will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2007

annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account C. At December 31, 2007, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2007.

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(f)	Recently Adopted Accounting Pronouncements

Account C adopted the provisions of Financial Standards Accounting Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109, (FIN 48) on January 1, 2007. As a result of the implementation of FIN 48, Account C recognized no adjustment in the liability for unrecognized income tax positions. At the adoption date of January 1, 2007, Account C had no unrecognized tax positions and at December 31, 2007, Account C has no unrecognized tax positions.

Account C would recognize interest and penalties accrued related to unrecognized tax positions in the interest expense section of operating expense, should they occur. As of December 31, 2007, Account C has no accrued interest and penalties related to uncertain tax positions.

The tax years 2004 through 2007 remain open to examination by the major taxing jurisdictions to which Account C is subject. Account C, as a part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(2)	Variable Annuity Contracts

AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum).

During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2007

(3)	Unit Activity From Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2007 and 2006 were as follows:

	December 31, 2007
	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock*	Value	Growth

Accumulation units:
Outstanding, beginning of year	12,302	127,038	16,027	10,045	17,253	10,467
Increase for purchase payments received	5,581	66,389	7,682	1,119	16,674	15,947
Decrease for withdrawal of funds	(509)	(7,222)	(545)	(11,164)	(1,172)	(12,276)

Outstanding, end of year	17,374	186,205	23,164	—	32,755	14,138

	December 31, 2007
	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.*

Accumulation units:
Outstanding, beginning of year	63,467	66,187	—
Increase for purchase payments received	38,351	42,433	4,996
Decrease for withdrawal of funds	(4,470)	(3,106)	—

Outstanding, end of year	97,348	105,514	4,996

	December 31, 2007
	Segregated Subaccounts
			VP
		VP	Income		VP	Dual
	VP	Capital	and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra*	Value	Fund

Accumulation units:
Outstanding, beginning of year	28,126	7,214	14,750	16,835	5,654	38,578
Increase for purchase payments received	12,722	4,207	7,450	5,159	9,418	16,833
Decrease for withdrawal of funds	(753)	(133)	(2,810)	(21,994)	(1,120)	(3,955)

Outstanding, end of year	40,095	11,288	19,390	—	13,952	51,456

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2007

	December 31, 2007
	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Accumulation units:
Outstanding, beginning of year	15,850	49,569	10,312
Increase for purchase payments received	16,531	56,960	25,139
Decrease for withdrawal of funds	(470)	(6,764)	(808)

Outstanding, end of year	31,911	99,765	34,643

* On May 1, 2007, the Large Cap Growth V.I. segregated subaccount was added as an investment option and Small Company Stock and VP Ultra segregated subaccounts were discontinued.

	December 31, 2006
	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Accumulation units:
Outstanding, beginning of year	7,787	80,858	9,796	6,960	7,865	4,902
Increase for purchase payments received	4,834	57,617	6,642	3,499	10,197	6,929
Decrease for withdrawal of funds	(319)	(11,437)	(411)	(414)	(809)	(1,364)

Outstanding, end of year	12,302	127,038	16,027	10,045	17,253	10,467

	December 31, 2006
	Segregated Subaccounts
	Value
	Opportunities	Basic
	V.I.	Value V.I.

Accumulation units:
Outstanding, beginning of year	36,503	36,213
Increase for purchase payments received	30,502	32,425
Decrease for withdrawal of funds	(3,538)	(2,451)

Outstanding, end of year	63,467	66,187

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2007

	December 31, 2006
	Segregated Subaccounts
			VP
		VP	Income		VP	Dual
	VP	Capital	nd	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Accumulation units:
Outstanding, beginning of year	17,427	4,589	8,937	9,396	2,880	26,626
Increase for purchase payments received	12,517	2,742	6,785	8,712	2,985	15,443
Decrease for withdrawal of funds	(1,818)	(117)	(972)	(1,273)	(211)	(3,491)

Outstanding, end of year	28,126	7,214	14,750	16,835	5,654	38,578

	December 31, 2006
	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Accumulation units:
Outstanding, beginning of year	7,708	9,565	1,983
Increase for purchase payments received	8,245	41,494	8,431
Decrease for withdrawal of funds	(103)	(1,490)	(102)

Outstanding, end of year	15,850	49,569	10,312

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2007 and 2006 and

Each of the Years in the Three-Year

Period Ended December 31, 2007

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors

American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As described in note 1 to the consolidated financial statements, as of January 1, 2007, the Company adopted FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.

KPMG LLP

April 21, 2008

Oklahoma City, Oklahoma

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2007 and 2006
(In thousands, except per share amounts)

Assets	2007	2006

Investments:
Fixed maturities, at fair value
(amortized cost of $1,686,780 and $1,478,073
in 2007 and 2006, respectively)	$1,666,090	1,459,953
Equity securities, at fair value:
Preferred stocks (cost of $4,000 in 2006)	—	3,472
Common stocks (cost of $16,735 and $16,735 in
2007 and 2006, respectively)	20,999	19,786
Trading investments	622,249	596,617
Mortgage loans on real estate, net	324,558	311,622
Investment real estate, at cost (less accumulated
depreciation of $17 and $15 in 2007 and 2006,
respectively)	2,621	2,672
Policy loans	28,165	28,325
Short-term and other investments	34,210	72,855
	2,698,892	2,495,302
Cash	32,278	34,014
Accrued investment income	27,171	23,394
Accounts receivable:
Uncollected premiums	63,772	57,605
Reinsurance receivable	816,072	768,802
Other	4,951	7,156
	884,795	833,563
Deferred policy acquisition costs	413,476	378,393
Other assets	4,974	4,066
Separate account assets	353,570	325,433

Total assets	$4,415,156	4,094,165

(Continued)

2

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2007 and 2006
(In thousands, except per share amounts)

Liabilities and Stockholder’s Equity	2007	2006

Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$866,795	831,675
Accident and health	380,572	338,398
Unearned premiums	4,425	3,015
Benefits payable	108,375	94,796
Funds held under deposit administration contracts	793,808	764,433
Other policy liabilities	137,556	137,271
	2,291,531	2,169,588

Other liabilities:
Funds withheld under reinsurance contract	632,046	606,662
Derivative in funds withheld under reinsurance contract	7,502	16,195
Net deferred income tax liability	75,143	72,309
General expenses, taxes, licenses and fees payable,
and other liabilities	137,238	106,748
	851,929	801,914

Notes payable	443,319	371,643
Separate account liabilities	353,570	325,433

Total liabilities	3,940,349	3,668,578

Stockholder’s equity:
Common stock, par value $10 per share. 250,000
shares authorized, issued, and outstanding	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive loss	(10,675)	(10,136)
Retained earnings	451,444	401,685

Total stockholder’s equity	474,807	425,587

Commitments and contingencies (notes 9, 11, 12, and 14)

Total liabilities and stockholder’s equity	$4,415,156	4,094,165

See accompanying notes to consolidated financial statements.

3

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Income

Years ended December 31, 2007, 2006, and 2005
(In thousands, except per share amounts)

	2007	2006	2005
Revenues:
Premiums:
Life and annuity	$31,942	28,728	27,827
Accident and health	523,279	446,157	410,534
	555,221	474,885	438,361

Net investment income	80,359	68,407	76,013
Other income, net	21,436	27,313	29,143
Total revenues	657,016	570,605	543,517

Benefits:
Benefits paid or provided:
Life and annuity	21,538	21,813	20,380
Accident and health	267,021	235,299	216,267
Interest credited to funded contracts	36,485	34,847	32,820
(Decrease) increase in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $37,029, $20,238, and $8,131 in
2007, 2006, and 2005, respectively)	(1,909)	3,866	(49)
Accident and health (net of increase (decrease) in reinsurance reserves ceded of $12,151, $2,723, and $(4,574)
in 2007, 2006, and 2005, respectively)	27,207	23,725	27,001
Decrease in fair value of derivative in funds withheld under
reinsurance contract	(8,693)	(17,509)	(7,310)
	341,649	302,041	289,109

Expenses:
Selling costs	153,710	125,844	114,485
Other operating, administrative, and general expenses	94,461	89,746	87,053
Taxes, other than federal income taxes, and licenses
and fees	15,897	13,767	14,398
Increase in deferred policy acquisition costs	(35,083)	(32,806)	(24,033)
	228,985	196,551	191,903

Total benefits and expenses	570,634	498,592	481,012

Income before income tax expense	86,382	72,013	62,505

Income tax expense (benefit):
Current	18,462	12,621	20,963
Deferred	3,927	8,846	(802)
	22,389	21,467	20,161

Net income	$63,993	50,546	42,344

Basic net income per share	$255.97	202.18	169.38

See accompanying notes to consolidated financial statements.

4

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2007, 2006, and 2005
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity

Balance, December 31, 2004	$2,500	31,538	21,490	334,144	389,672
Comprehensive income:
Net income	—	—	—	42,344	42,344
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	(22,773)	—	(22,773)
Comprehensive income					19,571
Dividends paid	—	—	—	(13,790)	(13,790)

Balance, December 31, 2005	2,500	31,538	(1,283)	362,698	395,453
Comprehensive income:
Net income	—	—	—	50,546	50,546
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	(8,853)	—	(8,853)
Comprehensive income					41,693
Dividends paid	—	—	—	(11,559)	(11,559)

Balance, December 31, 2006	2,500	31,538	(10,136)	401,685	425,587
Comprehensive income:
Net income	—	—	—	63,993	63,993
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	(539)	—	(539)
Comprehensive income					63,454
Dividends paid	—	—	—	(13,636)	(13,636)
Adjustment to initially apply FIN 48
(note 9)	—	—	—	(598)	(598)

Balance, December 31, 2007	$2,500	31,538	(10,675)	451,444	474,807

See accompanying notes to consolidated financial statements.

5

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005
Cash flows from operating activities:
Net income	$63,993	50,546	42,344
Adjustments to reconcile net income to net cash
provided by operating activities:
Provision for depreciation	2	2	2
Accretion of discount on investments	(8,694)	(8,009)	(8,382)
Realized gains on investments	(893)	(1,261)	(480)
Net purchases, sales, and maturities of
trading investments	(28,196)	(21,775)	(33,086)
Increase in deferred policy acquisition costs	(35,083)	(32,806)	(24,033)
(Increase) decrease in accrued investment income	(3,777)	8	(1,688)
(Increase) decrease in accounts receivable	(51,232)	(23,211)	5,185
(Increase) decrease in other assets, net of
realized gains	(908)	(227)	1,690
Increase in policy liabilities	92,283	59,470	38,287
Interest credited on deposit and other
investment-type contracts	36,485	34,847	32,820
Charges on deposit and other
investment-type contracts	(15,400)	(14,005)	(10,777)
Increase in general expenses, taxes, licenses
and fees payable, funds withheld under
reinsurance contract, and other liabilities	54,473	37,457	20,458
Decrease in fair value of derivative in funds
withheld under reinsurance contract	(8,693)	(17,509)	(7,310)
Net change in fair value of trading investments	8,866	17,378	7,105
Provision for other than temporarily impaired
investment	1,552	—	363
Deferred income taxes	3,927	8,846	(802)

Total adjustments	44,712	39,205	19,352

Net cash provided by operating activities	108,705	89,751	61,696

Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available for sale	194,519	293,406	279,099
Equity securities available for sale	3,254	15,252	5,948
Mortgage loans on real estate	29,746	42,388	27,520
Net change in short-term and other investments,
net of realized gains	44,760	(22,744)	4,552
Purchase of investments:
Fixed maturities available for sale	(406,684)	(216,220)	(406,971)
Equity securities available for sale	—	(938)	(11,737)
Mortgage loans on real estate	(42,811)	(54,993)	(57,649)
Net change in policy loans	160	(338)	(432)

Net cash (used in) provided by investing activities	(177,056)	55,813	(159,670)

(Continued)

6

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005
Cash flows from financing activities:
Dividends paid to parent	$(13,636)	(11,559)	(13,790)
Proceeds from notes payable	125,105	60,000	75,000
Repayment of notes payable	(53,429)	(193,429)	(4,142)
Deposits to deposit and other
investment-type contracts	101,630	100,559	98,454
Withdrawals from deposit and other
investment-type contracts	(93,055)	(81,986)	(64,256)

Net cash provided by (used in) financing activities	66,615	(126,415)	91,266

Net (decrease) increase in cash	(1,736)	19,149	(6,708)

Cash, beginning of year	34,014	14,865	21,573

Cash, end of year	$32,278	34,014	14,865
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$18,349	17,519	16,084
Federal income taxes, net of refunds received	15,830	14,150	14,010

Supplemental disclosure of noncash investing activities:
Change in net unrealized holding gain on investment
available for sale, net of deferred tax benefit
of $290, $4,767, and $12,270 in 2007, 2006,
and 2005, respectively	(539)	(8,853)	(22,773)

See accompanying notes to consolidated financial statements.

7

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(1)	Business Description and Significant Accounting Policies
(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa and Guam, with approximately 35% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(d)	Investments

Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company’s investments are classified as available for sale or trading.

8	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder’s equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Because the Company’s primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company does not invest in any fixed maturities that are below investment-grade. The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

(e)	Recognition of Premium Revenue and Costs

Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

9	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(f)	Policy Acquisition Costs

The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

(g)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable are discounted at 6.25% and 6.00% at December 31, 2007 and 2006, respectively. The group disability reserves for benefits payable are discounted at 6.25% at December 31, 2007 and 2006. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, the actual results may vary from these values in either direction.

(h)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method as prescribed by SFAS No. 109, Accounting for Income Taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

10	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

In June 2006, FASB Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of SFAS No. 109 (FIN 48), was issued. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109. This interpretation requires that realization of an uncertain income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the financial statements. Further, this Interpretation prescribes the benefit to be recorded in the financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. FIN 48 also provides guidance on derecognition, tax-related calculation and classification of interest and penalty accruals, new disclosures, and transition. The Company adopted FIN 48 as required for its annual reporting period beginning January 1, 2007. A cumulative-effect adjustment for the Company was recognized in retained earnings as of January 1, 2007 as provided by the FIN 48 transition guidance. The Company recognizes any interest accrued related to uncertain tax positions in interest expense and any penalties accrued related to uncertain tax positions in operating expense.

(j)	Equipment

Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(k)	Separate Accounts

The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 17 segregated subaccounts for Account B and the 17 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners. The assets are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

(l)	Basic Net Income Per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2007, 2006, and 2005, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

11	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(m)       Comprehensive Income

The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income and changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and is presented in the consolidated statements of stockholder’s equity.

(n)	Derivative in Funds Withheld under Reinsurance Contract

The Company has adopted SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. AFA’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract.

The decrease in the embedded derivative for the years ended December 31, 2007, 2006, and 2005 of approximately $8,693,000, $17,509,000, and $7,310,000, respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(o)	Recently Adopted Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs and unearned inducements associated with the replaced contract. The guidance in SOP 05-1 has been adopted, effective January 1, 2007. The Company has evaluated the impact of SOP 05-1 and has determined it has no material impact on the financial statements.

In February 2006, the FASB issued SFAS No. 155, “Accounting for Certain Hybrid Financial Instruments”, an amendment of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” and SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” This statement permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives and amends SFAS No. 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The statement is effective for all financial statements acquired or issued after the beginning of the Company’s fiscal year that begins

12	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

after September 15, 2006. The adoption of SFAS No. 155 has not had any impact on our consolidated financial statements.

(p)	New Accounting Pronouncements

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under other accounting pronouncements that permit or require fair value measurements, changes the methods used to measure fair value and expands disclosures about the fair value measurements. In particular, disclosures are required to provide information on the extent to which fair value is used to measure assets and liabilities; the inputs used to develop measurements; and the effect of certain measurements on earnings (or changes in net assets). SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the potential impact, if any, that the adoption of SFAS No. 157 will have on its consolidated financial statements.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities-Including an Amendment of SFAS No. 115”, which allows for the option to measure financial instruments and certain other items at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating the potential impact, if any, that the adoption of SFAS No. 159 will have on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141(R), “Business Combinations” of which the objective is to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The new standard requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. SFAS No. 141(R) is effective for fiscal years beginning after December 15, 2008. The Company does not expect the adoption of SFAS No. 141(R) to have a material impact on its consolidated financial statements.

(q)	Reclassifications

Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2007, 2006, and 2005 of approximately $23,006,000, $25,531,000, and $19,507,000, respectively. The Company reported statutory capital and surplus at December 31, 2007 and 2006 of approximately $213,644,000 and $200,447,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

13	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

The RBC guidelines define specific capital levels based on a company’s ACLC that are determined by the ratio of the company’s total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

At December 31, 2007 and 2006, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2007	2006	2005
Interest on fixed maturities	$130,153	122,603	116,481
Dividends on equity securities	60	428	623
Interest on mortgage loans	22,537	22,681	21,559
Investment real estate income	5	5	5
Interest on policy loans	2,733	2,606	2,752
Interest on short-term investments	442	227	1,144
Net realized (losses) gains	(659)	1,261	117
Change in fair value of trading investments	(8,866)	(17,378)	(7,105)
Other	226	179	1,058
	146,631	132,612	136,634
Less reinsurance allowance for investment
income under funds withheld arrangement
(note 12)	(38,569)	(37,441)	(35,996)
Less investment expenses	(27,703)	(26,764)	(24,625)
Net investment income	$80,359	68,407	76,013

14	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Net realized (losses) gains and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2007		2006		2005
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available for sale	$(4,326)	(2,570)	467	(13,619)	2,835	(35,920)
Equity securities available for sale	(746)	1,741	1,153	(1)	71	877
Trading securities	28	(8,866)	265	(17,378)	150	(7,105)
Other-than-temporary impairments	(1,552)	—	—	—	(363)	—
Mortgage loans and real estate	(226)	—	92	—	(273)	—
Short term and other	6,163	—	(716)	—	(2,303)	—

	$(659)	(9,695)	1,261	(30,998)	117	(42,148)

Included in the above realized (losses) gains is the increase in the allowance for possible losses on mortgage loans of $129,000, $70,000, and $273,000 in 2007, 2006, and 2005, respectively.

The gross unrealized holding gains on equity securities available for sale were approximately $4,264,000 and $3,051,000 in 2007 and 2006, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $528,000 in 2006.

The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

	December 31, 2007
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$2,488	79	—	2,567
Obligations of U.S. government
sponsored agencies	292,619	7,017	(335)	299,301
States and territories	26,975	505	(121)	27,359
Corporate securities	615,106	9,598	(13,746)	610,958
Mortgage-backed securities	749,592	2,341	(26,028)	725,905
Total	$1,686,780	19,540	(40,230)	1,666,090

15	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

	December 31, 2006
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	Cost	gains	losses	fair value
U.S. Treasury securities	$2,486	—	(72)	2,414
Obligations of U.S. government
sponsored agencies	308,190	1,300	(5,098)	304,392
States and territories	10,663	106	(198)	10,571
Corporate securities	482,955	8,625	(7,967)	483,613
Mortgage-backed securities	673,779	1,695	(16,511)	658,963
Total	$1,478,073	11,726	(29,846)	1,459,953

The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2007 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$23,566	23,666
Due after one year through five years	145,878	149,678
Due after five years through ten years	368,413	367,824
Due after ten years	399,331	399,017
	937,188	940,185
Mortgage-backed securities	749,592	725,905
Total	$1,686,780	1,666,090

Proceeds from sales of investments in fixed maturities available for sale were approximately $52,729,000, $201,440,000, and $70,260,000 in 2007, 2006, and 2005, respectively. Gross gains of approximately $5,421,000 and $4,282,000 were realized in 2006 and 2005, respectively. Gross losses of approximately $4,451,000, $6,711,000, and $1,769,000 were realized on those sales in 2007, 2006, and 2005, respectively. In addition, the Company realized net gains of approximately $125,000, $1,757,000, and $322,000 during 2007, 2006, and 2005, respectively, on investments in fixed maturities that were called or prepaid. During 2007 and 2005, the Company had one security that was other–than-temporarily impaired which created a loss of $1,552,000 and $363,000, respectively.

The Company’s common stock consists of holdings in banks and trust and insurance companies, primarily in Federal Home Loan Bank common stock.

16	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

At December 31, 2007 and 2006, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $622,249,000 and $596,617,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2007, 2006, and 2005 were approximately $28,000, $265,000, and $150,000, respectively, and are included in net investment income. Net unrealized holding gains on trading securities held at December 31, 2007 and 2006 were approximately $4,183,000 and $13,049,000, respectively.

Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2007
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Obligations of U.S. government
sponsored agencies	$—	—	9,040	(335)	9,040	(335)
States and territories	—	—	4,861	(121)	4,861	(121)
Corporate securities	151,187	(6,972)	134,331	(6,774)	285,518	(13,746)
Mortgage-backed securities	168,676	(4,422)	404,168	(21,606)	572,844	(26,028)

Total	$319,863	(11,394)	552,400	(28,836)	872,263	(40,230)

	December 31, 2006
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$—	—	2,414	(72)	2,414	(72)
Obligations of U.S. government
sponsored agencies	48,524	(353)	175,942	(4,745)	224,466	(5,098)
States and territories	—	—	4,782	(198)	4,782	(198)
Corporate securities	85,610	(1,924)	160,457	(6,043)	246,067	(7,967)
Mortgage-backed securities	125,011	(1,014)	427,720	(15,497)	552,731	(16,511)

Subtotal debt securities	259,145	(3,291)	771,315	(26,555)	1,030,460	(29,846)

Preferred stocks	3,472	(528)	—	—	3,472	(528)

Subtotal equity securities	3,472	(528)	—	—	3,472	(528)

Total	$262,617	(3,819)	771,315	(26,555)	1,033,932	(30,374)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

17	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to market conditions and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in market conditions and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency, mortgage-backed securities, U.S. government sponsored agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of current market conditions in the mortgage-backed sector. The unrealized losses are not a result of deteriorating credit quality. There have been no adverse changes to projected future cash flows of these securities. The contractual cash flows of these securities are either a direct obligation of a U.S. government sponsored agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in market conditions and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

At December 31, 2007 and 2006, investments with carrying values of approximately $2,823,000 and $2,767,000, respectively, were on deposit with state insurance departments as required by statute.

(4)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Financial assets:
Cash	$32,278	32,278	34,014	34,014
Short-term and other investments	34,210	34,210	72,855	72,855
Accounts receivable	68,723	68,723	64,761	64,761
Accrued investment income	27,171	27,171	23,394	23,394
Reinsurance receivables on paid
and unpaid benefits	816,072	816,072	768,802	768,802
Policy loans	28,165	28,165	28,325	28,325
Fixed maturities available for sale	1,666,090	1,666,090	1,459,953	1,459,953
Equity securities available for sale	20,999	20,999	23,258	23,258
Trading investments	622,249	622,249	596,617	596,617
Mortgage loans	324,558	342,181	311,622	327,499
Financial liabilities:
Certain policy liabilities	836,308	834,534	810,747	808,600
Derivative in funds withheld under
reinsurance contract	7,502	7,502	16,195	16,195
Other liabilities	137,238	137,238	106,748	106,748
Notes payable	443,319	448,460	371,643	369,811

18	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

Policy Loans

Policy loans have average interest yields of approximately 6.81% and 6.63% as of December 31, 2007 and 2006, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments, and the instruments being valued.

Equity Securities

The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources, so fair value estimates are based on analyses of factors such as cost, underlying equity of the subject company, and changes in market conditions.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 6.70% and 6.77% for December 31, 2007 and 2006, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 5.97% and 6.14% for December 31, 2007 and 2006, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

19	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)		(In thousands)
Funds held under deposit
administration contracts	$793,808	791,011	764,433	761,007
Annuities	42,500	43,523	46,314	47,593

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short terms or carry the option of conversion to an adjustable rate.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

20	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(5)	Deferred Policy Acquisition Costs

Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Year ended December 31, 2007:
Deferred costs	$11,988	78,220	90,208
Amortization	(9,175)	(45,950)	(55,125)
Net increase	$2,813	32,270	35,083
Year ended December 31, 2006:
Deferred costs	$13,136	67,042	80,178
Amortization	(5,136)	(42,236)	(47,372)
Net increase	$8,000	24,806	32,806
Year ended December 31, 2005:
Deferred costs	$14,219	60,102	74,321
Amortization	(6,082)	(44,206)	(50,288)
Net increase	$8,137	15,896	24,033

(6)	Reserves for Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2007	2006	assumptions
Life and annuity reserves:
Issued prior to 1970	$3,064	3,148	4.75%
Issued 1970 through 1980	29,707	29,776	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	780	775	10.00% to 8.50%
Issued through 1987 (acquired business)	1,153	1,189	11.00%
Issued 1981-1994 (all other)	38,707	37,284	8.50% to 7.00%
Issued after 1994 (all other)	50,012	42,941	Various
Life contingent annuities	31,837	34,061	Various *
Group term life waiver of premium
disabled lives	8,747	8,888	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	702,788	673,613	5.50% to 2.25%
	$866,795	831,675

* These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

21	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2007, 2006, and 2005 was (in thousands):

	2007	2006	2005
Liability beginning of year, net of reinsurance	$87,592	79,299	70,465
Incurred related to:
Current year	302,820	259,096	236,786
Prior years	(14,261)	(1,984)	(139)
Total incurred	288,559	257,112	236,647
Paid related to:
Current year	166,930	138,170	131,921
Prior years	104,009	110,649	95,892
Total paid	270,939	248,819	227,813
Liability end of year, net of reinsurance	$105,212	87,592	79,299

Reinsurance recoverables on paid losses were $3,163,000 and $7,204,000 at December 31, 2007 and 2006, respectively.

The provision for benefits pertaining to prior years decreased approximately $14,261,000 in 2007 from the prior year estimate. This decrease is due to better than anticipated GAAP experience in the group medical and disability lines of business of approximately $8,970,000; cancer business of $4,525,000; and life business of $765,000. At year-end 2006, an effort was made to strengthen the Company’s group disability reserves due to emerging trends in unfavorable developments. Improving loss ratios in 2007 allowed some of those higher reserves to be released for reserve redundancies. At year-end 2006, there was also an increase in reserves relating to group medical due to backlog concerns with a third party administrator. These concerns did not materialize to the extent the Company had anticipated.

The provision for benefits pertaining to prior years decreased approximately $1,984,000 in 2006 from the prior year estimate. This decrease is due to worse than anticipated GAAP experience in the group medical and disability lines of business of approximately $5,130,000. Cancer claim lags had lengthened in 2005, but return to more normal patterns in 2006. That result, coupled with better than anticipated experience in the cancer line of business accounted for approximately $6,130,000 of the decrease and better than anticipated experience on life claims account for approximately $985,000.

22	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The provision for benefits pertaining to prior years decreased approximately $139,000 in 2005 from the prior-year estimate. This decrease is due to better than anticipated experience in the group medical and disability lines of business of approximately $3,500,000, a lengthening of claim lags in the cancer line of business that accounted for a shortfall of approximately $4,100,000, and better than expected experience in life claims of approximately $700,000.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2007	2006
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2008 to 2017, interest due monthly, rates
ranging from 2.73% to 6.87%, some of which are subject
to conversion to an adjustable rate	$373,214	371,643
5.31% repurchase agreement, due in 2008, interest due
quarterly, interest rate resets quarterly (3 month LIBOR
minus 5.5 basis points), counter party is JPMorgan Chase	15,000	—
4.90% repurchase agreement, due in 2010, interest due
semi-annually, counter party is JPMorgan Chase	15,000	—
4.99% repurchase agreement, due in 2013, interest due
quarterly, counter party is Merrill Lynch	25,105	—
5.11% repurchase agreement, due in 2017, interest due
quarterly, counter party is Merrill Lynch	15,000	—
	$443,319	371,643

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $373,214,000 and $371,643,000 at December 31, 2007 and 2006, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $417,744,000 and $409,212,000 at December 31, 2007 and 2006, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at JPMorgan Chase Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 208,100 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $20,810,000 at December 31, 2007.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2007.

Interest expense for the years ended December 31, 2007, 2006, and 2005 totaled approximately $18,975,000 and $17,415,000, and $16,474,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

23	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2007 are as follows (in thousands):

2008	$34,928
2009	35,429
2010	81,429
2011	1,428
2012	10,000
2013 and thereafter	280,105
$443,319

(9)	Income Taxes

Total 2007 and 2006 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction.

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2007	2006
Deferred tax assets:
Fixed maturities	$7,776	2,481
Other investments	1,594	915
Life and health reserves	28,871	31,296
Other liabilities and assets	7,606	1,347
Litigation accruals	3,794	140
Compensation and retirement	3,483	2,644
Real estate and equipment	1,838	1,793
Derivative in funds withheld under reinsurance
contract	2,626	5,668
Total deferred tax assets	57,588	46,284
Deferred tax liabilities:
Equity securities	(1,492)	(883)
Deferred policy acquisition costs	(112,578)	(101,664)
Due and deferred premiums	(18,661)	(16,046)
Total deferred tax liabilities	(132,731)	(118,593)
Net deferred tax liability	$(75,143)	(72,309)

Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other liabilities include current income taxes payable of approximately $5,361,000 at December 31, 2007 and approximately $2,217,000 at December 31, 2006.

24	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders’ Surplus Account (PSA). On January 1, 1984, the balance of the PSA account was fixed and only subject to taxation in the event amounts in the PSA account were distributed to shareholders, or if the balance of the account exceeded certain limitations prescribed by the IRS. On October 22, 2004, President Bush signed into law the American Jobs Creation Act of 2004. Included among the various provisions of the Act was a two-year suspension of the taxation on distributions of amounts from a company’s PSA and reordering rules for current distributions providing that distributions are deemed to reduce the existing PSA balance before reducing amounts available to shareholders. Since all of AFA’s PSA balance was distributed during the two-year suspension period of 2005 and 2006, no federal income tax has been provided for such distributions in the financial statements.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized an increase of approximately $598,000 in the liability for unrecognized tax benefits, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. The Company has a $2,248,000 liability recorded for unrecognized tax benefits as of January 1, 2007, which includes interest and penalties of $321,000. Approximately $224,000 of interest and no penalties have been accrued at December 31, 2007. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $383,000.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance, January 1, 2007	$1,927
Additions based on tax positions related to the current year	14
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	(519)
Settlements	(847)
Lapse of applicable statute of limitations	(6)

Balance, December 31, 2007	$569

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2004 and state and local income tax examination for years prior to 2003. The Company is not currently under examination by any taxing authority and believes it is reasonably possible that its unrecognized tax benefits will decrease by approximately $260,000 within the next twelve months due to the expiration of the U.S. and Oklahoma statute of limitations.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

	Year ended December 31, 2007
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(7,453)	2,608	(4,845)
Plus: reclassification adjustment for
gains included in net income	6,624	(2,318)	4,306
Other comprehensive loss	$(829)	290	(539)

25	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

	Year ended December 31, 2006
	Pretax	Tax	Net
	amount	effect	Amount
Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(15,240)	5,334	(9,906)
Plus: reclassification adjustment for
gains included in net income	1,620	(567)	1,053
Other comprehensive loss	$(13,620)	4,767	(8,853)

	Year ended December 31, 2005
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(37,586)	13,160	(24,426)
Plus: reclassification adjustment for
gains included in net income	2,543	(890)	1,653
Other comprehensive loss	$(35,043)	12,270	(22,773)

At December 31, 2007 and 2006, the component of accumulated other comprehensive loss is as follows (in thousands):

	2007	2006
Unrealized holding losses, net of deferred tax
benefit of $5,478 and $5,461 in 2007 and
2006, respectively	$(10,675)	(10,136)
	$(10,675)	(10,136)

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2007 and 2006, reinsurance receivables with a carrying value of approximately $116,210,000 and $105,405,000, respectively, were associated with five reinsurers. In addition, reinsurance receivables of approximately $648,424,000 and $619,637,000 in 2007 and 2006, respectively, were associated with one reinsurer (see note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2007 and 2006, the face amounts of life insurance in force that are reinsured amounted to approximately $13,098,000,000 (approximately 70.4% of total life insurance in force) and $13,925,000,000 (approximately 73.3% of total life insurance in force), respectively.

26	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $178,076,000, $185,676,000, and $197,261,000 for life and accident and health reinsurance ceded, and $80,742,000, $64,784,000, and $53,809,000 for life and accident and health reinsurance assumed for the years ended December 31, 2007, 2006, and 2005, respectively.

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $170,501,000, $182,839,000, and $159,260,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

(12)	Acquired Business
(a)	Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $632,046,000 and $606,662,000 to HLR and maintaining a funds withheld liability at December 31, 2007 and 2006, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings, and the majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is

27	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $281,000 and $256,000 for 2007 and 2006, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by the Company in 2007, 2006, and 2005 before tax, was approximately $959,000, $2,997,000, and $3,872,000, respectively, and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

(b)	American Standard Life and Accident Insurance Company

Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $178,000, $210,000, and $245,000 of amortization was recorded in 2007, 2006, and 2005, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2007 and 2006 balance of the PVP asset approximates $858,000 and $1,036,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

An estimate of the amortization of the PVP for the next five years is as follows (in thousands):

2008	$150
2009	127
2010	109
2011	94
2012	82

28	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $5,854,000, $6,023,000, and $6,110,000 to the Plan during the years ended December 31, 2007, 2006, and 2005, respectively.

The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $2,196,000, $1,937,000, and $1,948,000 to this plan during the years ended December 31, 2007, 2006, and 2005, respectively.

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2007, 2006 and 2005 was approximately $12,323,000, $12,148,000, and $12,108,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2007 under noncancelable long-term leases are as follows (in thousands):

2008	$2,877
2009	2,394
2010	1,837
2011	1,166
2012	726
Thereafter	63

The Company has outstanding mortgage loan commitments of approximately $10,690,000 and $11,507,000 at December 31, 2007 and 2006, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2007 and 2006, liabilities for guaranty association assessments totaled $5.0 million and $4.8 million, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2007, 2006, and 2005.

The Company is named as defendant in lawsuits involving disputes over the method used by the Company to process cancer claims. Remedies sought include both actual and punitive damages. There has been no certification for these lawsuits to establish class action. In January 2008, there was a judgment awarded in one such case. In compliance with SFAS No. 5, the full amount of the judgment has been reflected in the 2007 financial statements, in spite of the fact that the Company is in the process of filing for judicial review and will vigorously pursue a reversal or modification in amount. The judgment of $10.8 million has a net impact of $5.1 million on capital and surplus and net income after consideration of reserves and taxes.

29	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2007, 2006, and 2005, rentals paid under these leases were approximately $4,873,000, $4,461,000, and $4,603,000, respectively.

During the years ended December 31, 2007, 2006, and 2005, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $6,874,000, $7,168,000, and $6,140,000, respectively.

During the years ended December 31, 2007, 2006, and 2005, the Company paid management fees to AFC totaling approximately $3,727,000, $3,161,000, and $4,524,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $4,983,000, $4,687,000, and $4,394,000 in 2007, 2006, and 2005, respectively.

During 2007, 2006, and 2005, the Company paid cash dividends to AFC of approximately $13,636,000, $11,559,000, and $13,790,000, respectively.

During 2007, 2006, and 2005, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,646,000, $2,681,000, and $3,177,000 for the years ended December 31, 2007, 2006, and 2005, respectively, and is included in selling costs and other operating, administrative, and general expenses.

An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

30	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The following summary, representing revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2007, 2006, and 2005, is as follows (in thousands):

	Years ended December 31,
	2007	2006	2005
Revenue
American Fidelity Education Services
Division	$389,372	352,962	319,778
Association Worksite Division	137,498	135,875	139,832
Strategic Alliances Division	115,415	76,994	74,843
Life Division	12,505	2,641	6,979
Noninsurance operations	2,226	2,133	2,085
Total consolidated revenue	$657,016	570,605	543,517
Premiums and annuity and universal
life considerations
American Fidelity Education Services
Division	$302,854	266,456	237,518
Association Worksite Division	122,863	118,376	122,517
Strategic Alliances Division	121,310	82,694	72,720
Life Division	8,194	7,359	5,606
Noninsurance operations	—	—	—
Total consolidated premiums and
annuity and universal life
considerations	$555,221	474,885	438,361
Net investment income (loss)
American Fidelity Education Services
Division	$73,694	68,015	64,430
Association Worksite Division	9,301	9,555	10,175
Strategic Alliances Division	1,624	1,559	3,649
Life Division	(4,260)	(10,724)	(2,243)
Noninsurance operations	—	2	2
Total consolidated net
investment income	$80,359	68,407	76,013

31	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

	Years ended December 31,
	2007	2006	2005
Amortization of deferred policy
acquisition costs
American Fidelity Education Services
Division	$44,605	37,427	38,828
Association Worksite Division	8,283	7,682	8,920
Strategic Alliances Division	437	301	2,063
Life Division	1,800	1,962	477
Noninsurance operations	—	—	—
Total consolidated amortization
of deferred policy acquisition
costs	$55,125	47,372	50,288
Pretax earnings (loss) including cumulative
effect of change in accounting principle
American Fidelity Education Services
Division	$74,643	65,548	53,152
Association Worksite Division	10,223	8,043	773
Strategic Alliances Division	4,749	2,268	6,173
Life Division	(3,399)	(4,016)	2,287
Noninsurance operations	166	170	120
Total consolidated pretax earnings
including cumulative effect
of change in accounting
principle	$86,382	72,013	62,505

	As of December 31,
	2007	2006
Total assets
American Fidelity Education Services Division	$2,392,230	2,156,831
Association Worksite Division	337,275	310,938
Strategic Alliances Division	155,729	122,225
Life Division	1,529,507	1,503,809
Noninsurance operations	415	362
Total consolidated assets	$4,415,156	4,094,165

32

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

As of December 31, 2007 and 2006

(In thousands)

	2007	2006
Deferred policy acquisition costs:
American Fidelity Education Services Division	$334,574	298,960
Association Worksite Division	62,124	61,358
Strategic Alliances Division	3,280	2,400
Life Division	13,498	15,675
Noninsurance operations	—	—
	$413,476	378,393
Reserves for future policy benefits:
American Fidelity Education Services Division	$639,034	602,194
Association Worksite Division	92,853	90,769
Strategic Alliances Division	85,196	71,410
Life Division	430,284	405,700
Noninsurance operations	—	—
	$1,247,367	1,170,073
Unearned premiums:
American Fidelity Education Services Division	$4,252	2,703
Association Worksite Division	173	312
Strategic Alliances Division	—	—
Life Division	—	—
Noninsurance operations	—	—
	$4,425	3,015
Benefits payable:
American Fidelity Education Services Division	$74,855	63,238
Association Worksite Division	24,948	23,500
Strategic Alliances Division	7,055	4,323
Life Division	1,517	3,735
Noninsurance operations	—	—
	$108,375	94,796

33	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2007, 2006, and 2005

(In thousands)

	2007	2006	2005
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$302,854	266,456	237,518
Association Worksite Division	122,863	118,376	122,517
Strategic Alliances Division	121,310	82,694	72,720
Life Division	8,194	7,359	5,606
Noninsurance operations	—	—	—
	$555,221	474,885	438,361
Net investment income:
American Fidelity Education Services
Division	$73,694	68,015	64,430
Association Worksite Division	9,301	9,555	10,175
Strategic Alliances Division	1,624	1,559	3,649
Life Division	(4,260)	(10,724)	(2,243)
Noninsurance operations	—	2	2
	$80,359	68,407	76,013
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$214,209	204,349	186,366
Association Worksite Division	56,569	57,639	62,237
Strategic Alliances Division	73,660	48,916	45,296
Life Division	(2,789)	(8,863)	(4,790)
Noninsurance operations	—	—	—
	$341,649	302,041	289,109
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$44,605	37,427	38,828
Association Worksite Division	8,283	7,682	8,920
Strategic Alliances Division	437	301	2,063
Life Division	1,800	1,962	477
Noninsurance operations	—	—	—
	$55,125	47,372	50,288

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2007, 2006, and 2005

(In thousands)

Other operating expenses:
American Fidelity Education Services
Division	$51,084	45,224	43,350
Association Worksite Division	26,934	25,718	28,871
Strategic Alliances Division	6,225	5,527	5,962
Life Division	8,250	11,396	6,983
Noninsurance operations	1,968	1,881	1,887
	$94,461	89,746	87,053

See accompanying report of independent registered public accounting firm.

35

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule IV – Reinsurance

Years ended December 31, 2007, 2006, and 2005

(In thousands)

			Assumed		Percentage
		Ceded	from		of amount
	Gross	to other	other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2007:
Life insurance in force	$18,274,117	13,098,359	324,405	5,500,163	5.90%
Premiums:
Life insurance	$106,203	75,833	1,572	31,942	4.92%
Accident and health insurance	546,352	102,243	79,170	523,279	15.13%

Total premiums	$652,555	178,076	80,742	555,221	14.54%

Year ended December 31, 2006:
Life insurance in force	$18,678,384	13,924,500	318,594	5,072,478	6.28%
Premiums:
Life insurance	$108,225	80,940	1,443	28,728	5.02%
Accident and health insurance	487,552	104,736	63,341	446,157	14.20%

Total premiums	$595,777	185,676	64,784	474,885	13.64%

Year ended December 31, 2005:
Life insurance in force	$19,454,950	14,876,587	382,825	4,961,188	7.72%
Premiums:
Life insurance	$128,347	101,609	1,089	27,827	3.91%
Accident and health insurance	453,466	95,652	52,720	410,534	12.84%

Total premiums	$581,813	197,261	53,809	438,361	12.28%

See accompanying report of independent registered public accounting firm.

36

PART C

OTHER INFORMATION

ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
(a)	Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the Year Ended December 31, 2007

Statements of Changes in Net Assets for the Year Ended December 31, 2007

Financial Highlights

Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets as of December 31, 2007, 2006, and 2005

Consolidated Statements of Income for the Years Ended December 31, 2007, 2006, and 2005

Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2007, 2006, and 2005

Consolidated Statements of Cash Flows for the Years Ended December 31, 2007, 2006, and 2005

Notes to Consolidated Financial Statements

Schedule III – Supplementary Insurance Information

Schedule IV – Reinsurance

(b)	Exhibits
1

Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C. Incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

3

Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.
5.1

Section 457(b) Deferred Compensation Plan Participation Election Form. Incorporated by reference to Exhibit 5.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2

Section 457 Group Variable Annuity Master Application. Incorporated by reference to Exhibit 5.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1

Articles of Incorporation of American Fidelity Assurance Company as amended. Incorporated by reference to Exhibit 6.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2

Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 6.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1

Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc. Incorporated by Reference to Exhibit 8.9 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.1.1

Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc., dated April 6, 2001. Incorporated by Reference to Exhibit 8.10 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.1.2

Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.1.3

Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005. Incorporated by reference to Exhibit 8.24 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company
8.2

Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.2.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.2.2

Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003. Incorporated by reference to Exhibit 8.2.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.3

Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007. Incorporated by reference to Exhibit 8.2.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4

Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.2.5

Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005. Incorporated by reference to Exhibit 8.25 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1,

2007. Incorporated by reference to Exhibit 8.2.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.7

Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.2.7 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3

Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997. Incorporated by Reference to Exhibit 8.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). Incorporated by Reference to Exhibit 8.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3

Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to Exhibit 8.18 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.4

Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.5

Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.23 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.6

2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.3.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4

Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4.1

First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.7 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.4.3

Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.5

Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.26 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.5.1

Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.6

Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C. Incorporated by reference to Exhibit 8.21 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.6.1

First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.22 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.
99*	Organizational Chart of American Fidelity Assurance Company.

________________________

*	Filed herewith

ITEM 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President and Chief Financial Officer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Chairman of the Board, President and Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President, Treasurer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Chairman of the Board, Director
Charles R. Eitel One Concourse Parkway, Suite 800 Atlanta, Georgia 30328	Director
Theodore M. Elam 211 N. Robinson, 10th Floor Oklahoma City, OK 73102	Director
Stephen P. Garrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Vice President, Secretary, and Chief Compliance Officer
Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President
David R. Lopez 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Galen P. Robbins, M.D. 11901 Quail Creek Road Oklahoma City, Oklahoma 73120	Director

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there were 4,400 contract participants under eligible nonqualified deferred compensation plans.

ITEM 28.	INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)        American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)        American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)        To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a)        American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account B, and American Fidelity Dual Strategy Fund, Inc.®

(b)        The following persons are the officers and directors of American Fidelity Securities, Inc. The principal business address for each of the following is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter
David R. Carpenter	Director, Chairman, Chief Executive Officer, Treasurer, and Investment Company and Variable Contracts Products Principal
Stephen P. Garrett	Director, Senior Vice President, and Secretary
Cherie L. Horsfall	Assistant Vice President, Operations Officer, and Investment Company and Variable Contracts Products Principal
Katherine I. Leviant	Assistant Vice President, Chief Compliance Officer, and Investment Company and Variable Contracts Products Principal
Nancy K. Steeber	Director, President, Chief Operations Officer and Investment Company and Variable Contracts Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer, and Financial and Operations Principal

(c)        The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2007 were $15,537. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.	MANAGEMENT SERVICES

Not Applicable.

ITEM 32.	UNDERTAKINGS

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d)  Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 30, 2008.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant)
By:	American Fidelity Assurance Company (Depositor)

	By:	/s/ David R. Carpenter
David R. Carpenter, Executive Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)

By:	/s/ David R. Carpenter
David R. Carpenter, Executive Vice President

Each of the undersigned hereby appoints David R. Carpenter, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2008.

Signature	Title
Director
Lynda L. Cameron
/s/ William M. Cameron	Chairman, President, Chief Executive Officer and
William M. Cameron	Director (Principal Executive Officer)
/s/ David R. Carpenter	Executive Vice President and Treasurer (Principal
David R. Carpenter	Financial and Accounting Officer)
/s/ William E. Durrett
William E. Durrett	Senior Chairman of the Board and Director
/s/ Charles R. Eitel
Charles R. Eitel	Director
/s/ Theodore M. Elam
Theodore M. Elam	Director
/s/ David R. Lopez
David R. Lopez	Director
/s/ Paula Marshall
Paula Marshall	Director
/s/ Galen P. Robbins	Director
Galen P. Robbins, M.D.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated herein by reference
3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated herein by reference
4.1	Flexible Premium Group Variable Annuity.	Incorporated herein by reference
5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated herein by reference
5.2	Section 457 Group Variable Annuity Master Application.	Incorporated herein by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated herein by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated herein by reference
8.1	Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc.	Incorporated herein by reference
8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated April 6, 2001.	Incorporated herein by reference
8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated herein by reference
8.1.3	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.	Incorporated herein by reference
8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.2	Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.	Incorporated herein by reference
8.2.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.	Incorporated herein by reference
8.2.2	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.	Incorporated herein by reference

8.2.3	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007.	Incorporated herein by reference
8.2.4	Administrative Services Agreement dated May 1. 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated herein by reference
8.2.5	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated herein by reference
8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated herein by reference
8.2.7	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.3

Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.

Incorporated herein by reference
8.3.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).

Incorporated herein by reference
8.3.2

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

Incorporated herein by reference
8.3.3	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated herein by reference
8.3.4	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated herein by reference
8.3.5	Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C.	Incorporated herein by reference
8.3.6	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated herein by reference

8.4	Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.4.1	First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated herein by reference
8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.5	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated herein by reference
8.5.1

Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

Incorporated herein by reference
8.6	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated herein by reference
8.6.1	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated herein by reference
9	Opinion and Consent of Counsel.	Filed herewith electronically
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith electronically
99	Organizational Chart of American Fidelity Assurance Company.	Filed herewith electronically